Deferred tax - Movements of Major Gross Deferred Tax Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	£ 160.3
Ending balance		153.0	£ 160.3	[1]
Gross deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		411.8	598.0
Acquisition of subsidiaries		2.0	2.6
(Charge)/credit to income		(16.6)	(60.2)
Impact of US tax reform			(62.1)
Charge to other comprehensive income		(0.2)	(20.9)
Charge to equity		(1.6)	(27.3)
Exchange differences		16.6	(18.3)
Ending balance		412.0	411.8
Gross deferred tax assets [member] | Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		53.5	95.6
(Charge)/credit to income		4.7	(5.5)
Impact of US tax reform			(30.8)
Exchange differences		3.4	(5.8)
Ending balance		61.6	53.5
Gross deferred tax assets [member] | Accounting provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		84.9	80.6
(Charge)/credit to income		13.0	6.6
Impact of US tax reform			(8.1)
Exchange differences		3.5	5.8
Ending balance		101.4	84.9
Gross deferred tax assets [member] | Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		75.6	141.4
(Charge)/credit to income		(11.2)	(10.2)
Impact of US tax reform			(29.1)
Charge to other comprehensive income		(0.2)	(20.9)
Exchange differences		4.3	(5.6)
Ending balance		68.5	75.6
Gross deferred tax assets [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		68.4	70.8
(Charge)/credit to income		(20.6)	6.9
Impact of US tax reform			(6.8)
Exchange differences		0.1	(2.5)
Ending balance		47.9	68.4
Gross deferred tax assets [member] | Tax losses and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		72.7	89.7
(Charge)/credit to income		(8.9)	(34.4)
Impact of US tax reform			23.1
Exchange differences		3.3	(5.7)
Ending balance		67.1	72.7
Gross deferred tax assets [member] | Share-based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		33.0	75.8
(Charge)/credit to income		(15.3)	(0.4)
Impact of US tax reform			(10.9)
Charge to equity		(1.6)	(27.3)
Exchange differences		0.7	(4.2)
Ending balance		16.8	33.0
Gross deferred tax assets [member] | Restructuring provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		5.8	5.9
(Charge)/credit to income		10.7	(1.5)
Impact of US tax reform			1.6
Exchange differences		0.8	(0.2)
Ending balance		17.3	5.8
Gross deferred tax assets [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		17.9	38.2
Acquisition of subsidiaries		2.0	2.6
(Charge)/credit to income		11.0	(21.7)
Impact of US tax reform			(1.1)
Exchange differences		0.5	(0.1)
Ending balance		£ 31.4	£ 17.9

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.